Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Income Taxes [Abstract]
Tax loss carryforwards	$ 276,468	[1]	$ 267,826	[1]
Purchase price allocation adjustment	74,349		92,715
Property and equipment - tax inflation adjustment	41,212		39,290
Other accrued payroll and other liabilities	20,941		15,452
Share-based compensation programs	6,532		9,679
Provision for contingencies	2,809		9,447
Other deferred tax assets	20,880		20,185
Property and equipment - difference in depreciation rates	(41,087)		(54,383)
Other deferred tax liabilities	(12,499)	[2]	(16,769)	[2]
Valuation allowance	(270,057)	[3]	(236,563)	[3]
Net deferred tax asset	119,548		146,879
Fiscal year 2014	5,293
Fiscal year 2015	357
Fiscal year 2016	26,954
Fiscal year 2017	89,318
Fiscal year 2018	3,657
Thereafter	367,022
Without expiration terms	494,126
Accumulated operating tax loss carryforwards	$ 986,727

[1]	As of December 31, 2013, the Company and its subsidiaries had accumulated operating tax loss carryforwards amounting to $986,727. These operating tax loss carryforwards expire as follows:2013Fiscal year 2014$5,293Fiscal year 2015357Fiscal year 201626,954Fiscal year 201789,318Fiscal year 20183,657Thereafter367,022Without expiration terms494,126$986,727
[2]	Primarily related to intangible assets and foreign currency exchange gains.
[3]	In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.